Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 19 – FINANCIAL INSTRUMENTS

A. Risk management policy

The Company’s activities expose it to various financial risks such as market risks (including currency risk, fair value risk in respect of interest rate and price risk), credit risk, liquidity risk and cash flow risk in respect of interest rate. The Company’s comprehensive risk management plan focuses on activities aimed to mitigate any potential adverse effects on the Company’s financial performance. The Company does not use derivative financial instruments to hedge its risk exposure.

B. Credit risks

Concentrations of credit risks may arise from exposures to a single trade receivable or groups of trade receivables with shared characteristics, such that their ability to meet their obligations is expected to be similarly affected by changes in economic or other conditions. As of the reporting dates, the Company has a significant concentration of credit risks.

The Company’s cash and cash equivalents and deposits are held in highly rated financial institutions. In the opinion of the Company, the exposure to credit risk in respect of these financial instruments is low.

The Company regularly assesses the creditworthiness of its customers. In the Company’s opinion, based on past experience and/or the customers’ credit worthiness, there is no significant credit risk in respect of the trade receivable balance; therefore, the general provision in respect of the trade receivable balance was found to be negligible, and a specific provision in respect of credit losses was also recognized at a negligible amount.

C. Classification of financial instruments

	As of December 31,
	2025	2024
Financial assets
Cash and cash equivalents (including deposits with banks)	3,041	3,204
Marketable securities	13	-
Loans and receivables	1,064	1,144
	4,118	4,348

Financial liabilities
Financial liabilities measured at amortized cost	2,907	2,902
	2,907	2,902

D. Fair value of financial instruments

(1)	Classification of financial instruments within the fair value hierarchy

Financial instruments presented in the statement of financial position at fair value, are classified into groups with similar characteristics, within a fair value hierarchy that is determined based on the source of the data used to measure the fair value, as follows:

Level 1:	Quoted prices (unadjusted) in an active market for identical assets or liabilities.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

Level 3:	Inputs that are not based on observable market data (assessment techniques not using observable market input).

(2)	Set forth below is the classification of the Company’s financial instruments, that are measured at fair value through profit and loss, in accordance with the above hierarchy as of the reporting dates:

	Level 1	Level 3	Total
As of December 31, 2025

Financial liabilities	-	-	-

(3)	Set forth below are the movements in the Company’s Level 3 financial liabilities measured at fair value through profit and loss in the reporting periods:

Balance as of January 1, 2025	-
Change in fair value	-
SAFE exercised	-
Warrant exercised	-
For the year ended of December 31, 2025	-

Balance as of January 1, 2024	574
Change in fair value	47
SAFE exercised	(456)
Warrant exercised	(165)
For the year ended of December 31, 2024	-

In the reported years there were no transfers between Level 1 and Level 2 and Level 3.

(4)	In the opinion of the Company, the fair value of the remaining financial instruments included in the statement of financial position as of the reporting date is equal to or approximates their carrying amount, except for lease liabilities, which are measured in accordance with IFRS 16.

E. Currency risk

Currency risk is the risk that the value of a financial instrument will fluctuate as a result of changes in the exchange rate of a foreign currency (other than the Company’s functional currency). Set forth below are the linkage terms of the Company’s financial instruments (in USD thousand) as of the reporting date:

As of December 31, 2025:

	NIS	USD	Other	Total

Cash and cash equivalents (including deposits with banks and marketable securities)	1,264	1,768	22	3,054
Loans and receivables	561	503	-	1,064
Total financial assets	1,825	2,271	22	4,118

Trade payable	684	218	140	1,042
Other accounts payables	421	282	-	703
Lease liabilities	1,162	-	-	1,162
Total financial liabilities	2,267	500	140	2,907

Total financial assets (liabilities), net	(442)	1,771	(118)	1,211

As of December 31, 2024:
	NIS	USD	Other	Total

Cash and cash equivalents (including deposits with banks)	1,595	1,585	24	3,204
Loans and receivables	683	461	-	1,144
Total financial assets	2,278	2,046	24	4,348

Trade payable	649	395	110	1,154
Other accounts payables	695	145	-	840
Lease liabilities	908	-	-	908
Total financial liabilities	2,252	540	110	2,902

Total financial assets (liabilities), net	26	1,506	(86)	1,446

As of the reporting date, the Company has net financial liabilities linked to NIS at the total amount of $442 A 10% increase in the exchange rate of NIS against the dollar would lead to a $44 increase in the Company’s net income and to an equal amount decrease in capital deficiency. A 10% decrease in the exchange rate of NIS against the dollar would lead to a $44 decrease in the Company’s net income and to an equal amount decrease in capital deficiency.

F. Risk in respect of interest rate

Fair value risk in respect of interest rate is the risk that the value of a financial instrument will fluctuate as a result of changes in the market interest rate. The Company’s risk in respect of interest rate stems mainly from loans from others, the Company has no loans outstanding as of December 31, 2025.

Cash flow risk in respect of interest rate is the risk that the value of the future cash flows of a financial instrument will fluctuate as a result of changes in the market interest rates.

G. Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations arising from its financial liabilities settled in cash or other financial assets. The Company mitigates the liquidity risk by regularly monitoring its actual and expected cash flows.

Set forth below are the repayment dates of the Company’s financial liabilities (other than financial liabilities measured at fair value through profit and loss) in accordance with their contractual terms and at undiscounted amounts (including interest payments) as of the reporting dates:

As of December 31, 2025:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,042	-	-	1,042
Payables and credit balances	703	-	-	703
Lease liability	178	190	119	487
	1,923	190	119	2,232

As of December 31, 2024:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,154	-	-	1,154
Payables and credit balances	840	-	-	840
Lease liability	100	77	80	257
	2,094	77	80	2,251